Interests in other entities - Narrative (Details) € in Thousands, £ in Millions					12 Months Ended
	Feb. 14, 2022 EUR (€)	Feb. 14, 2022 GBP (£)	Feb. 01, 2022 EUR (€)	Feb. 01, 2022 GBP (£)	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)
Disclosure of transactions between related parties [line items]
Acquisitions of non-current financial assets					€ 7,637	€ 1,016	€ 7,856
Twig
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired			1.00%	1.00%
Acquisitions of non-current financial assets			€ 1,200	£ 1.0
Toshi
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired	17.45%	17.45%
Acquisitions of non-current financial assets	€ 2,500	£ 2.1
Joint Ventures and Associates
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions					€ 0	€ 600	€ 1,500